Intrepid Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)

CORPORATE BONDS - 80.1%		Par	Value
Capital Goods - 1.7%
Icahn Enterprises LP, 9.00%, 06/15/2030 (a)		$10,000,000	$9,960,496

Commercial & Professional Services - 10.3%
Atento Luxco 1 SA
20.00% (includes 20.00% PIK), 05/17/2025 (a)(b)		7,346,964	7,346,964
20.00% (includes 20.00% PIK), 08/17/2025 (a)(b)		3,123,462	3,123,462
Cimpress PLC, 7.00%, 06/15/2026		23,300,000	23,305,709
Deluxe Corp., 8.00%, 06/01/2029 (a)		8,200,000	7,701,796
Kronos Acquisition Holdings, Inc.
5.00%, 12/31/2026 (a)		10,000,000	10,241,600
8.25%, 06/30/2031 (a)		3,500,000	3,507,875
10.75%, 06/30/2032 (a)		3,000,000	2,883,750
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (a)		3,694,000	3,612,934
			61,724,090

Consumer Discretionary Distribution & Retail - 6.6%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025 (a)		14,447,000	14,464,683
Foot Locker, Inc., 4.00%, 10/01/2029 (a)		13,800,000	11,544,655
Macy's Retail Holdings LLC, 6.38%, 03/15/2037		6,250,000	5,661,532
QVC, Inc., 4.45%, 02/15/2025		8,241,000	8,115,360
			39,786,230

Consumer Durables & Apparel - 1.8%
LGI Homes, Inc., 8.75%, 12/15/2028 (a)		1,280,000	1,334,171
Vista Outdoor, Inc., 4.50%, 03/15/2029 (a)		9,695,000	9,736,330
			11,070,501

Consumer Services - 6.8%
ANGI Group LLC, 3.88%, 08/15/2028 (a)		14,303,000	12,303,651
Brinker International, Inc.
5.00%, 10/01/2024 (a)		7,421,000	7,403,010
8.25%, 07/15/2030 (a)		5,620,000	5,908,553
Nathan's Famous, Inc., 6.63%, 11/01/2025 (a)		8,253,000	8,287,456
Sabre GLBL, Inc., 11.25%, 12/15/2027 (a)		7,244,000	7,048,146
			40,950,816

Consumer Staples Distribution & Retail - 3.8%
KeHE Distributors LLC, 9.00%, 02/15/2029 (a)		13,000,000	13,342,303
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)		10,450,000	9,444,123
			22,786,426

Energy - 9.8%
Alliance Resource Operating Partners LP, 8.63%, 06/15/2029 (a)		7,445,000	7,662,878
Bristow Group, Inc., 6.88%, 03/01/2028 (a)		10,040,000	9,870,414
CITGO Petroleum Corp., 8.38%, 01/15/2029 (a)		3,499,000	3,609,915
CVR Energy, Inc.
5.75%, 02/15/2028 (a)		4,898,000	4,547,368
8.50%, 01/15/2029 (a)		9,262,000	9,308,680
Hess Corp., 3.50%, 07/15/2024		4,026,000	4,022,276
Permian Resources Operating LLC, 8.00%, 04/15/2027 (a)		3,139,000	3,212,959
Vantage Drilling International Ltd., 9.50%, 02/15/2028 (a)		8,210,000	8,381,130
W&T Offshore, Inc., 11.75%, 02/01/2026 (a)		8,294,000	8,538,374
			59,153,994

Equity Real Estate Investment Trusts (REITs) - 3.1%
Diversified Healthcare Trust
9.75%, 06/15/2025		9,240,000	9,236,578
0.00%, 01/15/2026 (a)(c)		11,031,000	9,631,023
			18,867,601

Financial Services - 10.5%
AFC Gamma, Inc., 5.75%, 05/01/2027 (a)		9,000,000	8,160,787
American Express Co., 2.50%, 07/30/2024		3,290,000	3,290,000
Enceladus Development Venture III LLC, 10.00%, 04/22/2025 (a)(b)		5,000,000	3,200,000
FirstCash, Inc.
5.63%, 01/01/2030 (a)		6,750,000	6,399,969
6.88%, 03/01/2032 (a)		3,000,000	3,004,092
PHH Mortgage Corp., 7.88%, 03/15/2026 (a)		9,700,000	9,491,297
PRA Group, Inc., 8.88%, 01/31/2030 (a)		6,500,000	6,493,414
Rithm Capital Corp.
6.25%, 10/15/2025 (a)		3,018,000	3,007,689
8.00%, 04/01/2029 (a)		13,000,000	12,631,335
StoneCo Ltd., 3.95%, 06/16/2028 (a)		9,000,000	7,754,095
			63,432,678

Food, Beverage & Tobacco - 5.9%
Turning Point Brands, Inc., 5.63%, 02/15/2026 (a)		15,710,000	15,621,581
Vector Group Ltd.
10.50%, 11/01/2026 (a)		8,760,000	8,858,681
5.75%, 02/01/2029 (a)		11,650,000	10,927,186
			35,407,448

Health Care Equipment & Services - 0.5%
ProSomnus, Inc., 9.00%, 12/06/2025 (d)		2,986,961	3,106,439

Household & Personal Products - 0.8%
Herbalife Nutrition Ltd., 7.88%, 09/01/2025 (a)		5,143,000	5,055,577

Materials - 2.4%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)		5,500,000	5,361,978
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (a)		8,768,000	8,963,342
			14,325,320

Media & Entertainment - 5.7%
Gray Television, Inc.
7.00%, 05/15/2027 (a)		1,500,000	1,382,292
10.50%, 07/15/2029 (a)		1,000,000	1,006,676
5.38%, 11/15/2031 (a)		23,700,000	13,461,775
Skillz, Inc., 10.25%, 12/15/2026 (a)		20,000,000	18,448,806
			34,299,549

Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
Trulieve Cannabis Corp., 8.00%, 10/06/2026		10,010,000	9,742,933

Software & Services - 3.7%
Alteryx, Inc., 8.75%, 03/15/2028 (a)		8,000,000	8,195,664
Conduent Business Services LLC, 6.00%, 11/01/2029 (a)		13,000,000	12,159,824
Twilio, Inc., 3.88%, 03/15/2031		2,000,000	1,760,910
			22,116,398

Telecommunication Services - 4.2%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028		12,745,000	12,132,085
Opnet S.P.A, 10.93%, 02/09/2026	EUR	12,000,000	12,883,534
			25,015,619

Transportation - 0.9%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028 (a)		5,700,000	5,293,565
TOTAL CORPORATE BONDS (Cost $475,734,287)			482,095,680

BANK LOANS - 7.4%		Par	Value
Consumer Discretionary Distribution & Retail - 0.9%
American Greetings Corp., Senior Secured First Lien, 11.09% (1 mo. SOFR US + 5.75%), 10/23/2029		4,000,000	4,028,760
Jill Acquisition LLC, Senior Secured First Lien, 13.46% (3 mo. SOFR US + 8.00%), 05/08/2028		1,421,538	1,435,313
			5,464,073

Consumer Staples Distribution & Retail - 0.4%
United Natural Foods, Inc. First Lien, 10.08% (1 mo. Term SOFR + 4.75%), 04/25/2031		2,000,000	2,009,170

Health Care Equipment & Services - 4.6%
Devi Holdings, Inc., 13.00%, 05/08/2025 (b)(d)		4,594,027	4,594,027
Gage Growth Corp. First Lien, 14.50%, 11/01/2024		6,072,260	6,061,330
Prosomnus, Inc., 2.00%, 11/14/2024 (b)		1,400,000	1,400,000
Shryne Group, Inc., 17.00%, 05/26/2026		8,799,412	8,715,818
VCP23, LLC, 7.00%, 04/30/2025		4,263,000	4,049,850
Youth Opportunity Investments LLC First Lien, 13.08%, 09/15/2026		3,000,000	3,000,000
			27,821,025

Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
Verano Holdings Corp., 15.00%, 10/30/2026		8,508,554	8,508,554

Real Estate Management & Development - 0.1%
Workbox Holdings, Inc., 6.00%, 05/31/2029 (b)		1,075,000	758,735
TOTAL BANK LOANS (Cost $44,433,874)			44,561,557

CONVERTIBLE BONDS - 5.4%		Par	Value
Capital Goods - 0.0%(e)
Lightning eMotors, Inc., 7.50%, 10/31/2024 (a)		1,900,000	41,230

Consumer Discretionary Distribution & Retail - 1.4%
Groupon, Inc., 1.13%, 03/15/2026		10,050,000	8,584,449

Food, Beverage & Tobacco - 1.4%
Turning Point Brands, Inc., 2.50%, 07/15/2024		8,200,000	8,256,590

Media & Entertainment - 2.1%
WildBrain Ltd., 5.88%, 09/30/2024	CAD	17,258,000	12,321,106

Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
Cannabist Co. Holdings, Inc., 9.00%, 03/19/2027		1,800,000	1,440,000

Transportation - 0.3%
Air Transport Services Group, Inc., 3.88%, 08/15/2029 (a)		2,000,000	1,701,929
TOTAL CONVERTIBLE BONDS (Cost $34,563,531)			32,345,304

CONVERTIBLE PREFERRED STOCKS - 2.8%		Shares	Value
Energy - 2.7%
Equitrans Midstream Corp. Series A, 9.75% (3 mo. LIBOR US + 8.15%), Perpetual (f)		725,000	16,131,250

Real Estate Management & Development - 0.1%
Pref_Workbox 0.00%, (b)		500,000	500,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,475,000)			16,631,250

COMMON STOCKS – 1.1%		Shares	Value
Commercial & Professional Services - 0.5%
Atento SA (b)(g)		661,412,762	2,976,358

Financial Services - 0.6%
Silver Spike Investment Corp.		16,892	200,001
Southern Realty Trust, Inc. (g)		125,000	2,500,000
Southern Realty Trust, Inc. (g)		50,000	1,000,000
			3,700,001

Health Care Equipment & Services - 0.0%(e)
ProSomnus, Inc. (g)		6,619	0
TOTAL COMMON STOCKS (Cost $7,401,473)			6,676,359

PREFERRED STOCKS - 0.9%		Shares	Value
Commercial & Professional Services - 0.9%
Atento SA 0.00%, (b)		5,587,837	5,587,837

Health Care Equipment & Services – 0.0%(e)
ProSomnus, Inc. 0.00%,		781	0
TOTAL PREFERRED STOCKS (Cost $6,368,837)			5,587,837

WARRANTS - 0.0%(e)		Contracts	Value
Health Care Equipment & Services - 0.0%(e)
ProSomnus, Inc., Expires 04/20/2028, Exercise Price $11.50 (g)		33,919	0
TOTAL WARRANTS (Cost $0)			0

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%		Shares
Invesco Treasury Portfolio - Class Institutional, 5.22% (h)		11,667,727	11,667,727
TOTAL SHORT-TERM INVESTMENTS (Cost $11,667,727)			11,667,727

TOTAL INVESTMENTS - 99.6% (Cost $596,644,729)			599,565,714
Other Assets in Excess of Liabilities - 0.4%			2,397,458
TOTAL NET ASSETS - 100.0%			$601,963,172

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services..

LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

CAD - Canadian Dollar
EUR - Euro

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $390,581,484 or 64.9% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $29,487,383 or 4.9% of net assets as of June 30, 2024.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Issuer is currently in default.
(e)	Represents less than 0.05% of net assets.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Non-income producing security.
(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2024.

Intrepid Income Fund
Schedule of Forward Currency Contracts
June 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)

State Street Bank & Trust Co.	10/01/2024	CAD	3,070,500	USD	2,243,796	$5,829
State Street Bank & Trust Co.	10/01/2024	USD	15,449,414	CAD	20,853,079	171,247
State Street Bank & Trust Co.	07/01/2024	USD	13,402,604	EUR	12,334,328	191,331
State Street Bank & Trust Co.	09/30/2024	USD	13,263,702	EUR	12,328,808	(888)
Total Unrealized Appreciation (Depreciation)						$367,519

CAD - Canadian Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Intrepid Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2		Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$468,425,254		$13,670,426	$482,095,680
Bank Loans	–	37,808,795		6,752,762	44,561,557
Convertible Bonds	–	32,345,304		–	32,345,304
Convertible Preferred Stocks	–	16,131,250		500,000	16,631,250
Common Stocks	200,001	3,500,000		2,976,358	6,676,359
Preferred Stocks	–	–	(a)	5,587,837	5,587,837
Warrants	–	–	(a)	–	– (a)
Money Market Funds	11,667,727	–		–	11,667,727
Total Investments	$11,867,728	$558,210,603		$29,487,383	$599,565,714

Other Financial Instruments*:
Forwards	–	368,407		–	368,407
Total Other Financial Instruments	$–	$368,407		$–	$368,407

Liabilities:
Other Financial Instruments*:
Forwards	–	(888)		–	(888)
Total Other Financial Instruments	$–	$(888)		$–	$(888)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of June 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.